UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7614

        Nuveen Georgia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:          2/28/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Georgia Premium Income Municipal Fund (NPG) February 28, 2006

		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 5.5% (3.7% of Total Investments)
$ 2,000	Cartersville Development Authority, Georgia, Water and Wastewater Facilities Revenue Refunding	5/07 at 101.00	A+	$2,058,280
	Bonds, Anheuser Busch Companies Inc., Series 1997, 6.125%, 5/01/27 (Alternative Minimum Tax)
1,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	1,027,690
	Series 2002, 5.500%, 5/15/39

3,000	Total Consumer Staples			3,085,970

	Education and Civic Organizations – 20.7% (14.1% of Total Investments)
1,000	Athens-Clarke County Unified Government Development Authority, Georgia, Educational Facilities	12/12 at 100.00	AAA	1,070,990
	Revenue Bonds, UGAREF CCRC Building LLC Project, Series 2002, 5.000%, 12/15/16 – AMBAC Insured
	Atlanta Urban Residential Finance Authority, Georgia, Dormitory Facility Revenue Refunding
	Bonds, Morehouse College Project, Series 1995:
1,210	5.750%, 12/01/20 – MBIA Insured	6/06 at 102.00	AAA	1,236,535
1,375	5.750%, 12/01/25 – MBIA Insured	6/06 at 102.00	AAA	1,404,947
1,550	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease	8/14 at 100.00	Aaa	1,679,875
	Revenue Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/21 – XLCA Insured
700	Carrollton Payroll Development Authority, Georgia, Student Housing Revenue Bonds, University	9/14 at 100.00	Aaa	740,999
	of West Georgia, Series 2004A, 5.000%, 9/01/21 – XLCA Insured
1,535	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science	5/14 at 100.00	AAA	1,686,904
	Building, Series 2004, 5.250%, 5/01/15 – MBIA Insured
1,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series	9/15 at 100.00	AA	1,087,350
	2005A, 5.000%, 9/01/17
1,180	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State	7/15 at 100.00	AAA	1,248,051
	University, Compass Point LLC Project, Series 2005, 5.000%, 7/01/25 – XLCA Insured
1,500	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Center LLC, Series	12/15 at 100.00	AAA	1,573,710
	2005A, 5.000%, 12/01/34 – XLCA Insured

11,050	Total Education and Civic Organizations			11,729,361

	Health Care – 31.7% (21.5% of Total Investments)
2,300	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Improvement Bonds,	7/11 at 101.00	A–	2,526,412
	Memorial Health University Medical Center Inc., Series 2001A, 6.125%, 1/01/24
2,000	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional	1/12 at 101.00	AAA	2,089,560
	Medical Center, Series 2002, 5.125%, 1/01/32 – MBIA Insured
900	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	12/14 at 100.00	BBB+	934,155
	Center, Series 2004, 5.250%, 12/01/22
3,000	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	7/12 at 101.00	Aaa	3,167,610
	Center Project, Series 2002, 5.200%, 7/01/32 – MBIA Insured
1,090	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	7/13 at 101.00	Aaa	1,163,619
	Center, Series 2003, 5.000%, 7/01/19 – MBIA Insured
1,750	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/11 at 100.00	A–	1,812,720
	Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31
3,750	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett	2/12 at 102.00	AAA	4,026,900
	Hospital System Inc. Project, Series 1997B, 5.300%, 9/01/27 – MBIA Insured
1,060	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series	7/14 at 101.00	Aaa	1,136,267
	2004, 5.000%, 7/01/20 – MBIA Insured
1,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System,	1/14 at 100.00	AA	1,054,440
	Series 2003, 5.250%, 7/01/23 – RAAI Insured

16,850	Total Health Care			17,911,683

	Housing/Multifamily – 2.7% (1.8% of Total Investments)
1,500	Marietta Housing Authority, Georgia, GNMA Collateralized Multifamily Housing Revenue Bonds,	10/06 at 102.00	AA	1,533,210
	Country Oaks Apartments, Series 1996, 6.150%, 10/20/26 (Alternative Minimum Tax)

	Housing/Single Family – 6.6% (4.5% of Total Investments)
900	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%,	12/11 at 100.00	AAA	932,868
	12/01/22 (Alternative Minimum Tax)
2,735	Georgia Housing and Finance Authority, Single Family Mortgage Resolution 1 Bonds, Series	12/10 at 100.00	AAA	2,820,660
	2001A-2, 5.700%, 12/01/31 (Alternative Minimum Tax)

3,635	Total Housing/Single Family			3,753,528

	Industrials – 0.9% (0.5% of Total Investments)
500	Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002,	7/12 at 100.00	AAA	530,325
	5.000%, 7/01/22 – MBIA Insured

	Materials – 3.3% (2.2% of Total Investments)
750	Effingham County Industrial Development Authority, Georgia, Pollution Control Revenue	6/11 at 101.00	B2	785,460
	Refunding Bonds, Georgia-Pacific Project, Series 2001, 6.500%, 6/01/31
1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	2/11 at 101.00	BBB	1,055,270
	International Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)

1,750	Total Materials			1,840,730

	Tax Obligation/General – 6.3% (4.3% of Total Investments)
2,500	Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/16	8/12 at 100.00	AAA	2,689,750
800	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2004A, 5.250%, 7/01/22	7/14 at 100.00	BBB	858,552

3,300	Total Tax Obligation/General			3,548,302

	Tax Obligation/Limited – 28.5% (19.3% of Total Investments)
5,000	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park	12/15 at 100.00	AAA	5,311,047
	Improvement, Series 2005A, 5.000%, 12/01/30 – MBIA Insured
2,000	Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb County, Georgia, Revenue Bonds,	1/14 at 100.00	AAA	2,132,680
	Performing Arts Center, Series 2004, 5.000%, 1/01/22
3,475	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series	10/19 at 100.00	AAA	4,108,701
	1993, 5.625%, 10/01/26 – MBIA Insured
2,600	Macon-Bibb County Urban Development Authority, Georgia, Revenue Refunding Bonds, Public	8/12 at 101.00	AA	2,847,936
	Facilities Projects, Series 2002A, 5.375%, 8/01/17
1,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	AAA	1,191,600
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005B,	7/15 at 100.00	BBB+	514,255
	5.000%, 7/01/41

14,575	Total Tax Obligation/Limited			16,106,219

	Transportation – 4.3% (2.9% of Total Investments)
2,290	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/26 – FSA Insured	1/15 at 100.00	AAA	2,416,225

	U.S. Guaranteed – 8.1% (5.5% of Total Investments) (4)
885	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light	1/13 at 100.00	Aaa	969,164
	Commission Project, Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) – FGIC Insured
3,165	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26	6/11 at 102.00	Aaa	3,455,547
	(Pre-refunded 6/01/11)
	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fifth Crossover
	Series 1998Y:
85	6.400%, 1/01/09 (ETM)	No Opt. Call	A+ (4)	91,596
10	6.400%, 1/01/09 (ETM)	No Opt. Call	A+ (4)	10,776
25	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z,	1/17 at 100.00	AAA	28,615
	5.500%, 1/01/20 (Pre-refunded 1/01/17) – FGIC Insured

4,170	Total U.S. Guaranteed			4,555,698

	Utilities – 8.8% (6.0% of Total Investments)
1,000	Fairburn, Georgia, Combined Utility Revenue Bonds, Series 2000, 5.750%, 10/01/20	10/10 at 101.00	BBB	1,060,510
1,655	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fifth Crossover	No Opt. Call	A+	1,778,463
	Series 1998Y, 6.400%, 1/01/09
975	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z,	No Opt. Call	AAA	1,093,648
	5.500%, 1/01/20 – FGIC Insured
1,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series	1/13 at 100.00	AAA	1,057,380
	2003A, 5.000%, 1/01/22 – MBIA Insured

4,630	Total Utilities			4,990,001

	Water and Sewer – 19.0% (12.9% of Total Investments)
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004:
1,225	5.000%, 11/01/24 – FSA Insured	11/14 at 100.00	AAA	1,297,851
500	5.000%, 11/01/37 – FSA Insured	11/14 at 100.00	AAA	523,430
	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002:
500	5.000%, 10/01/16 – FSA Insured	10/12 at 100.00	AAA	534,740
1,990	5.000%, 10/01/17 – FSA Insured	10/12 at 100.00	AAA	2,122,634
335	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26	6/11 at 102.00	Aaa	359,539
2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2000, 5.125%, 10/01/31	10/10 at 101.00	AA	2,611,550
1,950	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 – FGIC	1/14 at 100.00	AAA	2,075,327
	Insured
1,000	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%, 12/01/21 –	No Opt. Call	AAA	1,207,430
	FSA Insured

10,000	Total Water and Sewer			10,732,501

$ 77,250	Total Long-Term Investments (cost $78,662,752) – 146.4%			82,733,753

	Short-Term Investments – 1.2% (0.8% of Total Investments)
700	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1	700,000
	Obligations, Series 1985, 3.060%, 12/01/15 – MBIA Insured (5)

$ 700	Total Short-Term Investments (cost $700,000)			700,000

	Total Investments (cost $79,362,752) – 147.6%			83,433,753

	Other Assets Less Liabilities – 1.6%			910,632

	Preferred Shares, at Liquidation Value – (49.2)%			(27,800,000)

	Net Assets Applicable to Common Shares – 100%			$56,544,385

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(ETM)	Investment is escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At February 28, 2006, the cost of investments was $79,355,796.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

Gross unrealized:
Appreciation	$4,086,702
Depreciation	(8,745)

Net unrealized appreciation (depreciation) of investments	$4,077,957

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Georgia Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         April 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        April 28, 2006

* Print the name and title of each signing officer under his or her signature.